Supplement dated November 10, 2009 to your Prospectus

Separate Account Eleven:

333-72042               PremierSolutions (Cornerstone) — HV-5776

333-72042               PremierSolutions (Cornerstone Series II) — HV-6775

333-151805             Hartford 403(b) Cornerstone Innovations(SM) - HV-6777

Supplement dated November 10, 2009 to your Prospectus

Fund Reorganization

FEDERATED INTERNATIONAL EQUITY FUND

The date of the proposed reorganization of Federated International Equity Fund into Federated International Leaders Fund that was scheduled to occur as of the close of trading on the New York Stock Exchange on November 13, 2009 has been changed to as of the close of trading on the New York Stock Exchange on November 20, 2009.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.